Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Disclosure of detailed information about borrowings

	December 31,
	2020	2021
	(US$ in millions)
Non-current portion
Senior Notes	$7,000	$7,150
Bank loans	—	753
Lease liabilities	124	124
Other borrowings	—	2
	7,124	8,029
Less: deferred financing costs	(80)	(83)
	7,044	7,946
Current portion
Lease liabilities	21	17
Other borrowings	—	$1
	21	$18
Total borrowings	$7,065	$7,964

Disclosure of reconciliation of liabilities arising from financing activities

	Senior Notes(i)	Bank loans(ii)	Lease liabilities	Deferred financing costs	Net interest payables(iii)	Other borrowings	Dividend payables	Total
	(US$ in millions)
Balance as at January 1, 2020	$5,535	$—	$147	$(74)	$83	$—	$—	$5,691
Financing cash flows	1,496	(1)	(11)	(20)	(209)	—	(1,030)	225
Non-cash changes:
Original issue discount	4	—	—	(4)	—	—	—	—
Accruals	—	—	9	—	282	—	1,025	1,316
Amortization	—	—	—	17	—	—	—	17
Foreign exchange movement	—	1	—	1	—	—	5	7
Fair value adjustment of the interest rate swaps	(35)	—	—	—	—	—	—	(35)
Balance as at December 31, 2020	$7,000	$—	$145	$(80)	$156	$—	$—	$7,221

Financing cash flows	146	756	(12)	(27)	(378)	—	—	485
Non-cash changes:
Original issue discount	4	—	—	(4)	—	—	—	—
Accruals	—	—	8	(1)	364	3	—	374
Amortization	—	—	—	23	—	—	—	23
Loss on early retirement of debt	—	—	—	6	—	—	—	6
Foreign exchange movement	—	(3)	—	—	(1)	—	—	(4)
Balance as at December 31, 2021	$7,150	$753	$141	$(83)	$141	$3	$—	$8,105

(i)During the year ended December 31, 2021, cash flows from Senior Notes consisted of proceeds from Senior Notes of US$1.95 billion and repayment of 2023 Notes of US$1.80 billion.
(ii)Cash flows from bank loans were net of proceeds and repayments in the statement of cash flows.
(iii)As at January, 2020, net interest payables represented the net of interest payables and interest rate swap receivables. During the year ended December 31, 2020, cash flows from net interest payables represented the net of interest income received from interest rate swaps and interest payment made. The interest rate swaps expired in August 2020.